Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2025
Material income and expense [abstract]
Summary of Loss Before Tax Stated After Charging	Loss before tax is stated after charging:

	2025	2024	2023
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	195	185	208
Depreciation	79	337	367